Derivative Financial Instruments - Interest rate swaps held for trading (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Nov. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Interest rate swaps held for trading
Unrealized (loss)/gain on derivatives held for trading				$ 7,371
Derivatives held for trading
Interest rate swaps held for trading
Notional Amount		$ 550,000		550,000		$ 470,000
Unrealized (loss)/gain on derivatives held for trading		1,187	$ 1,857	7,557	$ 1,209
Gaslog Partners with GasLog, fixed interest rate of 1.54%
Interest rate swaps held for trading
Fixed Interest Rate	1.54%
Notional Amount		130,000		130,000		130,000
Trade date	Nov 2016
Effective date	Nov 2016
Termination date	July 2020
Gaslog Partners with GasLog, fixed interest rate of 1.63%
Interest rate swaps held for trading
Fixed Interest Rate	1.63%
Notional Amount		130,000		130,000		130,000
Trade date	Nov 2016
Effective date	Nov 2016
Termination date	July 2021
Gaslog Partners with GasLog, fixed interest rate of 1.72%
Interest rate swaps held for trading
Fixed Interest Rate	1.72%
Notional Amount		130,000		130,000		130,000
Trade date	Nov 2016
Effective date	Nov 2016
Termination date	July 2022
Gaslog Partners with GasLog, fixed interest rate of 2.19%
Interest rate swaps held for trading
Fixed Interest Rate	2.19%
Notional Amount		80,000		80,000		80,000
Trade date	July 2017
Effective date	July 2017
Termination date	June 2022
Gaslog Partners with GasLog, fixed interest rate of 3.15%
Interest rate swaps held for trading
Fixed Interest Rate	3.15%
Notional Amount		$ 80,000		$ 80,000		$ 0
Trade date	May 2018
Effective date	May 2018
Termination date	April 2023